Stock-Based Compensation - Schedule of Stock Option Activity Under the Former Parent Plant (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	24,576,860	13,613,627
Number of Options, Options exercised	(2,435,543)	(708,514)
Number of Options, Ending Balance	21,252,552	24,576,860	13,613,627
Weighted- Average Exercise Price Per Share, Beginning Balance	$ 0.66	$ 0.20
Weighted- Average Exercise Price Per Share, Options exercised	0.49	0.54
Weighted- Average Exercise Price Per Share, Ending Balance	$ 0.66	$ 0.66	$ 0.20
Weighted-average remaining contractual term (years), Outstanding	7 years 11 months 12 days	9 years 21 days	9 years 4 months 13 days
Aggregate Intrinsic Value, Beginning Balance	$ 187,460	$ 28,762
Aggregate Intrinsic Value, Ending Balance	$ 141,137	$ 187,460	$ 28,762
Former Parent Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	3,472,916	3,530,662
Number of Options, Options exercised	(878,131)	(57,746)
Number of Options, Cancelation of vested options upon reorganization	(445,353)
Number of Options, Cancelation of unvested options upon reorganization	(2,149,432)
Number of Options, Ending Balance		3,472,916	3,530,662
Weighted- Average Exercise Price Per Share, Beginning Balance	$ 0.01	$ 0.01
Weighted- Average Exercise Price Per Share, Options exercised	0.01	0.01
Weighted- Average Exercise Price Per Share, Cancelation of vested options upon reorganization	0.01
Weighted- Average Exercise Price Per Share, Cancelation of unvested options upon reorganization	$ 0.01
Weighted- Average Exercise Price Per Share, Ending Balance		$ 0.01	$ 0.01
Weighted-average remaining contractual term (years), Outstanding		4 years 4 months 13 days	5 years 4 months 13 days
Aggregate Intrinsic Value, Beginning Balance	$ 28,770	$ 8,150
Aggregate Intrinsic Value, Ending Balance		$ 28,770	$ 8,150